Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
A Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A Class (with sales charge)
Average Annual Return, Percent	42.69%	16.40%	5.64%
C Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C Class (with sales charge)
Average Annual Return, Percent	48.88%	16.86%	5.47%
A Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A Class (with sales charge)
Average Annual Return, Percent	24.96%	13.47%	3.26%
C Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C Class (with sales charge)
Average Annual Return, Percent	30.42%	13.92%	3.06%
Without Sales Load [Member] | A Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A Class (without sales charge)
Average Annual Return, Percent	50.96%	17.72%	6.24%
Without Sales Load [Member] | C Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C Class (without sales charge)
Average Annual Return, Percent	49.88%	16.86%	5.47%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	51.36%	18.02%	6.53%
Without Sales Load [Member] | A Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A Class (without sales charge)
Average Annual Return, Percent	32.27%	14.76%	3.84%
Without Sales Load [Member] | C Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C Class (without sales charge)
Average Annual Return, Percent	31.42%	13.92%	3.06%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	32.73%	15.07%	4.10%
Tortoise North American Pipeline Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	33.89%	15.77%	13.35%
Targa Resources Corp. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tortoise North American Pipeline Index TR
Average Annual Return, Percent	48.04%	17.16%	8.41%
Tortoise North American Pipeline Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	33.89%	15.77%	13.35%
Targa Resources Corp. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tortoise North American Pipeline Index TR
Average Annual Return, Percent	48.04%	17.16%	8.41%
Tortoise North American Pipeline Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	33.89%	15.77%	13.35%
Targa Resources Corp. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tortoise North American Pipeline Index TR
Average Annual Return, Percent	48.04%	17.16%	8.41%
MPLX LP [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Average Annual Return, Percent	31.13%	19.23%	3.84%
MPLX LP [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Average Annual Return, Percent	31.13%	19.23%	3.84%
MPLX LP [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Average Annual Return, Percent	31.13%	19.23%	3.84%